MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK Risk (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Southern Nuclear Operating Company
Concentration Risk
Concentration risk percentage	25.00%	22.00%
Tennessee Valley Authority
Concentration Risk
Concentration risk percentage	26.00%	22.00%
Richmond County Constructors
Concentration Risk
Concentration risk percentage	18.00%
Energy Northwest
Concentration Risk
Concentration risk percentage		15.00%
All Others
Concentration Risk
Concentration risk percentage	31.00%	41.00%
Concentration risk percentage	100.00%	100.00%